Financial Liabilities - Summary of Debt Recorded on Statement of Financial Position (Detail) (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Beginning balance	€ 2,479	€ 4,150	€ 4,150
Receipts	0	0	0
Repayments	(932)		(1,800)
Other transactions	29		129
Ending balance	1,575		2,479
Of which - Non-current portion	1,003		1,278
Of which - Current portion	572		1,201
3rd OSEO contract [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance		64	64
Receipts	0		0
Repayments			(64)
4th OSEO contract [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	624	1,700	1,700
Receipts	0		0
Repayments	(632)		(1,136)
Other transactions	€ 8		60
Ending balance			624
Stated interest rate	2.05%
BPI advance [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	€ 1,854	€ 2,386	2,386
Receipts	0		0
Repayments	(300)		(600)
Other transactions	21		69
Ending balance	€ 1,575		1,854
Discount rate	3.20%
Bottom of range [member] | 3rd OSEO contract [member]
Disclosure of detailed information about borrowings [line items]
Receipts	€ 0		0
Discount rate	0.40%
Maturity (in years)	0
Bottom of range [member] | 4th OSEO contract [member]
Disclosure of detailed information about borrowings [line items]
Receipts	€ 0		0
Discount rate	1.50%
Maturity (in years)	7
Bottom of range [member] | BPI advance [member]
Disclosure of detailed information about borrowings [line items]
Receipts	€ 0		0
Maturity (in years)	2
Top of range [member] | 3rd OSEO contract [member]
Disclosure of detailed information about borrowings [line items]
Receipts	€ 0		0
Discount rate	1.90%
Maturity (in years)	3
Top of range [member] | 4th OSEO contract [member]
Disclosure of detailed information about borrowings [line items]
Receipts	€ 0		0
Discount rate	1.80%
Maturity (in years)	9
Top of range [member] | BPI advance [member]
Disclosure of detailed information about borrowings [line items]
Receipts	€ 0		€ 0
Maturity (in years)	7